Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in calculation of diluted net loss per share	1,469,689	1,697,600	1,469,689	1,697,600	1,667,823	1,629,864	206,285
Class X Convertible Preferred Stock (if-converted) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in calculation of diluted net loss per share	587,445	816,851	587,445	816,851	816,851	816,851
Common Stock Options And Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in calculation of diluted net loss per share	402,538	401,168	402,538	401,168	371,823	333,154	93,140
Warrants for Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in calculation of diluted net loss per share	477,639	477,639	477,639	477,639	477,639	477,639	8,687
Employee Stock Purchase Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in calculation of diluted net loss per share	2,067	1,942	2,067	1,942	1,610	2,220	2,631